Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Formation and operating costs	$ 602,319		$ 1,209,550
Operating expenses:
(Loss) income from operations	(602,319)		(1,209,550)
Other income (expense), net:
Interest earned on marketable securities held in Trust Account	85,152		90,128
Unrealized gain on marketable securities held in Trust Account	1,036		8,084
Change in fair value of warrant liability	14,153,333		(36,786,664)
Offering costs allocated to warrant liability			(1,015,795)
Other income (expense), net	14,239,521		(37,704,247)
(Loss) income before provision for income taxes	13,637,202
Benefit from income taxes
Net income (loss)	$ 13,637,202		$ (81,617,302)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	46,000,000		42,604,214
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00		$ 0.00
Net Income allocable to shares subject to redemption	$ 30,687		$ 1,180
Basic and diluted net loss per common share (in Dollars per share)	$ 1.18		$ (3.06)
Weighted average shares outstanding, basic and diluted (in Shares)	11,500,000		12,736,775
LCP Edge Intermediate, Inc. [Member]
Net sales	$ 47,542,000	$ 32,536,000		$ 119,092,000	$ 166,623,000	$ 112,310,000
Cost of sales	15,802,000	13,607,000		51,893,000	60,111,000	39,335,000
Gross profit	31,740,000	18,929,000		67,199,000	106,512,000	72,975,000
Operating expenses:
Selling and marketing	17,095,000	17,697,000		50,323,000	61,774,000	42,739,000
Research and development	1,452,000	1,376,000		3,409,000	4,614,000	2,404,000
General and administrative	10,811,000	7,192,000		30,649,000	26,662,000	17,772,000
Total operating expenses	29,358,000	26,265,000		84,381,000	93,050,000	62,915,000
(Loss) income from operations	2,382,000	(7,336,000)		(17,182,000)	13,462,000	10,060,000
Other income (expense), net:
Interest expense, net	5,699,000	4,150,000		21,275,000	17,092,000	10,049,000
Other expense (income)	7,000	(5,000)		47,000	(535,000)	9,000
Foreign currency gain, net	256,000	203,000		(21,000)	(160,000)	(8,000)
Other income (expense), net	(5,962,000)	(4,348,000)		(21,301,000)	(16,397,000)	(10,050,000)
(Loss) income before provision for income taxes	(3,580,000)	(11,684,000)		(38,483,000)	(2,935,000)	10,000
Benefit from income taxes	(306,000)	(2,614,000)		(9,308,000)	(1,297,000)	327,000
Net income (loss)	(3,274,000)	(9,070,000)		(29,175,000)	(1,638,000)	(317,000)
Distributions to preferred stockholders						(85,021,000)
Cumulative preferred dividends	(201,000)	(188,000)		(740,000)	(721,000)	(5,591,000)
Net Income allocable to shares subject to redemption	$ (3,475,000)	$ (9,258,000)		$ (29,915,000)	$ (2,359,000)	$ (90,929,000)
Basic and diluted net loss per common share (in Dollars per share)	$ (63.92)	$ (188.17)		$ (569.87)	$ (47.94)	$ (1,849.99)
Weighted average shares outstanding, basic and diluted (in Shares)	54,358	49,205		52,494	49,205	49,151
Comprehensive loss, net of tax:
Foreign currency translation adjustments	$ (5,000)	$ (72,000)		$ 79,000	$ 33,000	$ (5,000)
Comprehensive loss, net of tax:	$ (3,279,000)	$ (9,142,000)		$ (29,096,000)	$ (1,605,000)	$ (322,000)
Previously Reported [Member]
Other income (expense), net:
Net income (loss)			$ (38,913,797)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)			41,438,497
Basic and diluted net loss per common share (in Dollars per share)			$ (2.91)
Weighted average shares outstanding, basic and diluted (in Shares)			13,388,418